Cover	Jul. 11, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2022
Entity File Number	001-39383
Entity Registrant Name	Malacca Straits Acquisition Co Ltd
Entity Central Index Key	0001807594
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 601-2
Entity Address, Address Line Two	St. George’s Building
Entity Address, City or Town	2 Ice House Street Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	21060888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	MLACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	MLAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	MLACW
Security Exchange Name	NASDAQ